Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Disclosure Of Transactions Between Related Parties Text Block Abstract
Accounts payable and accrued liabilities	$ 104,226	$ 267,806
Due from related party	2,808	23,196
Expenses total	$ 414,478	$ 355,754